INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (58,346)	$ (93,210)
Adjustments required to reconcile net loss to net cash used in Operating Activities:
Depreciation and amortization	4,192	1,325
Remeasurement of warrants liability	(789)	845
Increase in accrued interest on bank deposits	(245)	0
Remeasurement of marketable securities	707	0
Share-based compensation	9,165	51,662
Foreign exchange loss (gain), net	1,220	(56)
Increase in prepaid expenses and other assets	(3,186)	(5,748)
Decrease (increase) in trade receivables	(562)	507
Increase in inventories	(395)	(1,500)
Changes in operating lease assets and liabilities, net	(430)	0
Increase in trade payables	60	2,770
Increase (decrease) in accrued expenses and other liabilities	(1,185)	870
Increase (decrease) in employees and payroll accruals	(558)	4,162
Increase in advances from customers and deferred revenues	243	1,537
Net cash used in operating activities	(50,109)	(36,836)
Cash flows from investing activities:
Purchase of property and equipment	(5,026)	(2,133)
Investment in bank deposits	(50,000)	(195,000)
Withdrawal of bank deposits	135,000	0
Decrease (increase) in restricted deposits	(2,580)	1
Net cash provided by (used in) investing activities	77,394	(197,132)
Cash flows from financing activities:
Cash received from Transactions, net of issuance cost	0	122,728
Issuance of ordinary shares, net of issuance cost	0	217,343
Proceeds from exercise of options	293	468
Repayment of loans	0	(134)
Net cash provided by financing activities	293	340,405
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,122)	20
Increase in cash, cash equivalents and restricted cash	26,456	106,457
Cash, cash equivalents and restricted cash at beginning of the period	24,541	50,766
Cash, cash equivalents and restricted cash at end of the period	50,997	157,223
Cash received during the period for:
Interest	1,223	6
Cash paid during the period for:
Interest	0	43
Income taxes	48	69
Non-cash transactions:
Conversion of preferred shares to ordinary shares	0	272,815
Purchase of property and equipment	7,582	0
Reclassification of warrants liability to equity	15	0
Exercise of options	19	0
Issuance cost paid in equity	0	77,309
Right-of-use assets recognized with corresponding lease liabilities	29,267	0
Cash, cash equivalents and restricted cash at end of the period:
Cash and cash equivalents	50,279	156,418
Short-term restricted cash	718	8
Restricted cash	0	797
Cash, cash equivalents and restricted cash at end of the year	$ 50,997	$ 157,223